Organization and Business Description (Tables)	6 Months Ended
Mar. 31, 2026
Organization and Business Description [Abstract]
Schedule of Company’s Subsidiaries

As of March 31, 2026, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”)	June 23, 2017	Hong Kong	100%	Investment Holding
Golden Sun (SH) Cultural and Tourism Research Institute Limited (“Golden Sun (SH)”)	April 3, 2023	Hong Kong	100%	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”)	October 24, 2018	PRC	100%	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”)	May 5, 2008	PRC	100%	Tutorial service
Wenzhou Lilong Network Technology Co., Ltd. (“Wenzhou Lilong”)	December 17, 2019	PRC	100%	Education logistics and accommodation service
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”)	March 7, 2023	PRC	100%	Health business
Zhejiang Golden Sun Yunchuang Technology Co., Ltd. (“Golden Sun Yunchuang”) (a)	November 17, 2023	PRC	100%	E-commerce services
Shanghai Fuyang Culture Technology Co., Ltd. (“Shanghai Fuyang”) (b)	September 5, 2024	PRC	100%	Cultural and Tourism
Zhejiang Oulong Culture and Tourism Industry Development Co., Ltd. (“Zhejiang Oulong”)	April 27, 2023	PRC	100%	Cultural and Tourism
Shanghai Wensaier Education Technology Co., Ltd. (“Shanghai Wensaier”)	June 18, 2025	PRC	100%	Educational training service

(a)	Golden Sun Yunchuang, formerly known as Zhejiang Golden Sun Selection Technology Co., Ltd., changed its name on April 23, 2026.

(b)

On October 10, 2025, the other shareholder of Shanghai Fuyang transferred all of his equity interests to the Company for a price of nil. Shanghai Fuyang, formerly known as Shanghai Fuyang Cultural and Tourism Development Co., Ltd., changed its name on November 3, 2025.